OVERVIEW AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Jan. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020
Gain (Loss) on Disposition of Assets [Abstract]
Proceeds from Divestiture of Businesses		$ 50	$ 0	$ 0
Net gain on Divestiture of Business		43	0	0
Goodwill adjustment related to divestiture of business		(13)
Advertising Expense
Advertising costs expensed as incurred		54	66	63
Cash and Cash Equivalents
Short-term Investments		0	0
Cash and cash equivalents		1,590	1,053	1,484
Restricted Cash		3	3	6
Cash, cash equivalents and restricted cash		1,593	1,056	1,490	$ 1,447
Goodwill and Intangible Assets
Goodwill impairment	$ 0	0	0	0
Impairment of indefinite-lived intangible assets		0	0	0
Long -Lived Assets
Impairment of Long-Lived Assets		277	0	2
Variable Interest Entity
Assets		10,763	10,532
Fair Value Disclosures
Equity Method Investments		0	0
Carrying Value of Senior Notes		2,735	2,733
Employee Compensation and Benefits
Employee compensation and benefits accrued		120	123
Share-based Payment Arrangement, Noncash Expense [Abstract]
Share-based compensation expense		112	126	111
Foreign Currency Translation
Foreign currency translation net gain (Ioss)		2	(6)	$ (4)
Senior Notes
Fair Value Disclosures
Carrying Value of Senior Notes		$ 2,135	$ 2,133
Accounts Receivable
Accounts Receivable
Percent of Accounts receivable from a single customer		No single customer accounted for more than 10 percent of accounts receivable	No single customer accounted for more than 10 percent of accounts receivable
Quoted Prices in Active Markets for Identical Assets (Level 1) | Senior Notes
Foreign Currency Translation
Long-term Debt, Fair Value		$ 1,747	$ 1,754
Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity
Assets		82	$ 87
Non-US
Cash and Cash Equivalents
Cash and cash equivalents		1,287
Resolution Bioscience, Inc.
Gain (Loss) on Disposition of Assets [Abstract]
Net gain on Divestiture of Business		43
Long -Lived Assets
Long lived assets held for sale Impairment		$ 270
Minimum
Goodwill and Intangible Assets
Finite Lived Intangible Assets Useful Life		6 months
Minimum | Machinery and Equipment
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, Useful Life		3 years
Minimum | Software Development
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, Useful Life		3 years
Maximum
Goodwill and Intangible Assets
Finite Lived Intangible Assets Useful Life		15 years
Maximum | Machinery and Equipment
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, Useful Life		10 years
Maximum | Software Development
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, Useful Life		5 years
Diagnostics and Genomics
Gain (Loss) on Disposition of Assets [Abstract]
Goodwill adjustment related to divestiture of business		$ (13)